Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

The Multi Asset Fund (the “Fund”)

Supplement dated September 23, 2019 to the Prospectus and the Statement of Additional Information (“SAI”), each dated August 28, 2019

Effective as of November 25, 2019, the name of the Fund is changed to “Baillie Gifford Multi Asset Fund.” Accordingly, effective as of November 25, 2019, each reference to “The Multi Asset Fund” in the Prospectus and SAI is replaced with “Baillie Gifford Multi Asset Fund.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE